Financial Assets and Financial Liabilities - Summary of Financial liabilities at Amortized Cost (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	€ 104,743	€ 104,205
Total current	35,699	49,987
Total non-current	69,044	54,218
Trade Payables
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	19,909	41,721
Lease Liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	56,683	50,752
Other Financial Liabilities
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	11,551	6,132
2.15% Secured Bank loan
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	9,000	4,000
2.08% Secured Bank loan
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities at amortized cost	€ 7,600	€ 1,600